Note 19 - Income Taxes (Details) - Income Tax (Provision) Benefit (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 19 - Income Taxes (Details) - Income Tax (Provision) Benefit [Line Items]
Current	$ (478,966)	$ (315,197)	$ (662,114)
Deferred	357,014	(568,521)	(3,276,319)
Total	(100,058)	(883,718)	(3,938,433)
Exchange Difference [Member]
Note 19 - Income Taxes (Details) - Income Tax (Provision) Benefit [Line Items]
Deferred	$ 378,908	$ (568,521)	$ (3,276,319)